CREDIT SUISSE ASSET MANAGEMENT, LLC
Eleven Madison Avenue	212 325 2000
New York, NY 10010-3629

March 6, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                             Credit Suisse Trust

Securities Act File No. 33-58125
Investment Company Act File No. 811-7261

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Credit Suisse Trust (the “Trust”) hereby certifies that the definitive forms of Prospectus and Statement of Additional Information for Credit Suisse Commodity Return Strategy Portfolio, a series of the Trust, dated March 3, 2020, do not differ from the forms of Prospectus and Statement of Additional Information, respectively, contained in Post-Effective Amendment No. 53 to the Registration Statement of the Trust (the “Amendment”) electronically filed with the Securities and Exchange Commission on March 3, 2020.  The Amendment became effective on March 3, 2020.

Sincerely,

/s/ Karen Regan
Karen Regan

cc:	Lou Anne McInnis, Esq.
Barry Barbash, Esq.